UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Artha Capital Management, Inc.
Address: 300 First Stamford Place
         Suite 440
         Stamford, Connecticut  06902

13F File Number:  28-11485

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Adam Jaffe
Title:     Chief Financial Officer
Phone:     203.653.5305

Signature, Place, and Date of Signing:

     Adam Jaffe     Stamford, Connecticut     February 17, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     11

Form13F Information Table Value Total:     $85,723 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
COMPANHIA ENERGETICA DE MINA   SP ADR N-V PFD   204409601    13321   969497 SH       SOLE                   969497
COPA HOLDINGS SA               CL A             P31076105     7182   236875 SH       SOLE                   236875
GOL LINHAS AEREAS INTLG S A    SP ADR REP PFD   38045R107     1907   450869 SH       SOLE                   450869
GRUPO TELEVISA SA DE CV        SP ADR REP ORD   40049J206    13493   903140 SH       SOLE                   903140
HARMONY GOLD MNG LTD           SPONSORED ADR    413216300     4732   431363 SH       SOLE                   431363
ISHARES TR                     FTSE XNHUA IDX   464287184     6398   219946 SH       SOLE                   219946
OPEN JT STK CO-VIMPEL COMMUN   SPONSORED ADR    68370R109     8072  1127321 SH       SOLE                  1127321
SPDR TR                        UNIT SER 1       78462F103      217     1000 SH  PUT  SOLE                     1000
TELE NORTE LESTE PART S A      SPON ADR PFD     879246106    17953  1289715 SH       SOLE                  1289715
TELEMIG CELULAR PART S A       SPON ADR PFD     87944E105     3637   121271 SH       SOLE                   121271
VIVO PARTICIPACOES S A         SPON ADR PFD NEW 92855S200     8811   702632 SH       SOLE                   702632